PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 924,738,132	$ 132,235,794	¥ 630,021,303
Term deposits	128,235,695	18,337,460	274,351,895
Restricted cash	210,864,000	30,153,151	216,395,796
Prepayments and other current assets	343,536,572	49,125,076	267,938,339
Total current assets	2,359,987,270	337,473,690	2,169,806,471
Non-current assets
Total assets	2,950,336,404	421,892,493	2,613,158,167
Current liabilities
Accrued expenses and other current liabilities	404,813,611	57,887,575	201,356,008
Total current liabilities and total liabilities	2,045,405,100	292,489,037	1,681,875,947
Shareholders' equity:
Additional paid-in capital	2,016,533,709	288,360,485	1,988,638,160
Accumulated other comprehensive loss	(17,990,674)	(2,572,632)	(3,129,362)
Accumulated deficit	(1,093,713,031)	(156,398,883)	(1,054,327,443)
Total shareholders' equity	904,931,304	129,403,456	931,282,220	¥ 1,093,616,234	¥ 1,310,097,877
Total liabilities and shareholders' equity	2,950,336,404	421,892,493	2,613,158,167
Class A ordinary shares
Shareholders' equity:
Ordinary shares	91,796	13,127	90,549
Class B ordinary shares
Shareholders' equity:
Ordinary shares	9,504	$ 1,359	10,316
Parent | Reportable Legal Entities
Current assets
Cash and cash equivalents	48,651,480		40,441,814
Term deposits			68,289,800
Restricted cash	210,864,000		215,652,000
Prepayments and other current assets	10,497,711		13,518,861
Total current assets	270,013,191		337,902,475
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries	642,812,016		600,596,446
Total assets	912,825,207		938,498,921
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries	4,529,580		4,632,432
Accrued expenses and other current liabilities	3,364,323		2,584,269
Total current liabilities and total liabilities	7,893,903		7,216,701
Shareholders' equity:
Additional paid-in capital	2,016,533,709		1,988,638,160
Accumulated other comprehensive loss	(17,990,674)		(3,129,362)
Accumulated deficit	(1,093,713,031)		(1,054,327,443)
Total shareholders' equity	904,931,304		931,282,220
Total liabilities and shareholders' equity	912,825,207		938,498,921
Parent | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Ordinary shares	91,796		90,549
Parent | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 9,504		¥ 10,316